UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     November 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $1,039,711 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADE CORP MASS                  COM              00089C107      658    20565 SH       SOLE                    20565        0        0
AMERICAN INTL GROUP INC        COM              026874107     4439    67000 SH       SOLE                    67000        0        0
BEA SYS INC                    NOTE  4.000%12/1 073325AD4     1195  1200000 PRN      SOLE                  1200000        0        0
BED BATH & BEYOND INC          COM              075896100    82511  2156580 SH       SOLE                  2156580        0        0
CARDINAL HEALTH INC            COM              14149Y108    54628   830972 SH       SOLE                   830972        0        0
CBS CORP NEW                   CL B             124857202     2264    80385 SH       SOLE                    80385        0        0
CHEVRON CORP NEW               COM              166764100      337     5200 SH       SOLE                     5200        0        0
CITADEL BROADCASTING CORP      COM              17285T106    16289  1732825 SH       SOLE                  1732825        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2      652   800000 PRN      SOLE                   800000        0        0
CLICK COMMERCE INC             COM NEW          18681D208      431    19045 SH       SOLE                    19045        0        0
CLOROX CO DEL                  COM              189054109    89042  1413368 SH       SOLE                  1413368        0        0
COX RADIO INC                  CL A             224051102    20059  1306745 SH       SOLE                  1306745        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109      515    29000 SH       SOLE                    29000        0        0
EXXON MOBIL CORP               COM              30231G102      248     3696 SH       SOLE                     3696        0        0
FEDERAL NATL MTG ASSN          COM              313586109      212     3800 SH       SOLE                     3800        0        0
GENERAL ELECTRIC CO            COM              369604103      348     9850 SH       SOLE                     9850        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     4065  4075000 PRN      SOLE                  4075000        0        0
MAVERICK TUBE CORP             COM              577914104     1083    16706 SH       SOLE                    16706        0        0
MICROSOFT CORP                 COM              594918104   113565  4152270 SH       SOLE                  4152270        0        0
MRO SOFTWARE INC               COM              55347W105      515    20067 SH       SOLE                    20067        0        0
NIKE INC                       CL B             654106103    84722   966925 SH       SOLE                   966925        0        0
PAYCHEX INC                    COM              704326107   129341  3509923 SH       SOLE                  3509923        0        0
PROGRESSIVE CORP OHIO          COM              743315103    92892  3785325 SH       SOLE                  3785325        0        0
SEALED AIR CORP NEW            COM              81211K100    57734  1066775 SH       SOLE                  1066775        0        0
STRYKER CORP                   COM              863667101    59400  1197825 SH       SOLE                  1197825        0        0
US BANCORP DEL                 COM NEW          902973304      332     9993 SH       SOLE                     9993        0        0
VIACOM INC NEW                 CL B             92553P201    39737  1068766 SH       SOLE                  1068766        0        0
WATERS CORP                    COM              941848103    76994  1700400 SH       SOLE                  1700400        0        0
WELLS FARGO & CO NEW           COM              949746101   105503  2916070 SH       SOLE                  2916070        0        0